Goodwill And Intangible Assets (Tables)	12 Months Ended
Sep. 30, 2017
Goodwill And Intangible Assets [Abstract]
Changes In The Carrying Amount Of Goodwill By Reporting Segment

(in millions)	HHI	PET	H&G	GAC	Total
As of September 30, 2015	$699.5	$299.6	$196.5	$932.6	$2,128.2
Adjustments	—	—	—	3.3	3.3
Foreign currency impact	3.3	0.2	—	(1.7)	1.8
As of September 30, 2016	702.8	299.8	196.5	934.2	2,133.3
PetMatrix acquisition	—	123.8	—	—	123.8
GloFish acquisition	—	11.2	—	—	11.2
Foreign currency impact	5.9	2.3	—	0.6	8.8
As of September 30, 2017	$708.7	$437.1	$196.5	$934.8	$2,277.1

Schedule Of Carrying Value And Accumulated Amortization For Intangible Assets

	2017			2016
(in millions)	Gross Carrying Amount	Accumulated Amortization	Net	Gross Carrying Amount	Accumulated Amortization	Net
Customer relationships	$671.7	$(222.3)	$449.4	$653.4	$(183.5)	$469.9
Technology assets	194.6	(59.7)	134.9	181.3	(76.8)	104.5
Tradenames	18.5	(15.1)	3.4	18.3	(11.8)	6.5
Total	$884.8	$(297.1)	$587.7	$853.0	$(272.1)	$580.9

Schedule Of Future Amortization Expense

(in millions)	Amortization
2018	$57.5
2019	57.4
2020	55.0
2021	49.7
2022	48.0